Shareholder's Equity (Tables)	12 Months Ended
Jan. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule Of Share-Based Compensation Expense
The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Restricted stock and performance share awards	$152	$142	$162
Restricted stock rights	195	184	157
Stock options	31	29	52
Share-based compensation expense	$378	$355	$371

Summary Of Stock Options Award Activity
The following table shows the activity for each award type during fiscal 2013:

	Restricted Stock and Performance Share Awards		Restricted Stock Rights		Stock Options(1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2012	13,320	$53.56	17,621	$47.76	20,152	$48.21
Granted	4,488	62.13	5,262	53.27	2,082	47.39
Vested/exercised	(2,982)	50.95	(3,714)	45.35	(10,701)	48.12
Forfeited or expired	(2,228)	52.73	(1,330)	48.37	(1,293)	52.56
Outstanding at January 31, 2013	12,598	$57.37	17,839	$49.79	10,240	$47.58
Exercisable at January 31, 2013					5,326	$50.00

(1)	Includes stock option awards granted under the Plan, the CSOP and the Sharesave Plan.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table includes additional information related to restricted stock and performance share awards and restricted stock rights:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Fair value of restricted stock and performance share awards vested	$155	$134	$142
Fair value of restricted stock rights vested	168	178	50

Schedule Of Additional Information Related To Stock Option Awards
The following table includes additional information related to stock option awards:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Fair value of stock options vested	$33	$50	$54
Proceeds from stock options exercised	320	420	205
Intrinsic value of stock options exercised	207	91	51

Weighted-Average Assumptions To Estimate Fair Values
The following table provides the weighted-average assumptions used to estimate the fair values of the Company's stock options granted in fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
	2013	2012	2011
Dividend yield(1)	2.8%	2.9%	2.3%
Volatility(2)	16.2%	17.6%	17.1%
Risk-free interest rate(3)	0.6%	1.3%	1.8%
Expected life in years(4)	3.0	3.0	3.1
Weighted-average fair value of options granted	$10.57	$9.61	$12.53

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.

(2)	Expected volatility is based on historical volatility of the Company's stock.

(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.

(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Schedule Of Company's Share Repurchases
Cash paid for share repurchases during fiscal 2013, 2012 and 2011, was as follows:

Share Repurchases	Total Number of Shares Repurchased (in millions)	Average Price Paid per Share (in dollars)	Total Investment (in billions)
Fiscal year ended January 31, 2013	113.2	$67.15	$7.6
Fiscal year ended January 31, 2012	115.3	54.64	6.3
Fiscal year ended January 31, 2011	279.1	53.03	14.8